DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Clover Health Investments, Corp., formerly known as Social Capital Hedosophia Holdings Corp. III (“SCH”), (the “Company”) was incorporated as a Cayman Islands exempted company on October 18, 2019. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”).
Business Combination
On October 5, 2020, the Company, entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Clover Health Investments, Corp., a Delaware corporation (“Clover”), and Asclepius Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”).
On January 7, 2021, as contemplated by the Merger Agreement, the Company filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which the Company was domesticated and continues as a Delaware corporation, changing its name to “Clover Health Investments, Corp.” (the “Domestication”).
On January 7, 2021, as contemplated by the Merger Agreement, Clover Health Investments, Corp. (“Clover Health”) consummated the merger transactions contemplated by the Merger Agreement, whereby (i) (x) Merger Sub merged with and into Clover, the separate corporate existence of Merger Sub ceased and Clover became the surviving corporation and a wholly owned subsidiary of Clover Health (the “First Merger”) and (y) Clover merged with and into Clover Health, the separate corporate existence of Clover ceased and Clover Health became the surviving corporation (together with the First Merger, the “Mergers”, and collectively with the “Domestication,” the “Transactions”) and (ii) as a result of the Mergers, among other things, (i) all outstanding shares of common stock of Clover immediately prior to the effective time of the First Merger were cancelled in exchange for the right to receive, at the election of the holders thereof (except with respect to the shares held by entities controlled by Vivek Garipalli and the holders of convertible securities previously issued by Clover to certain holders who will receive only shares of Class B Common Stock, par value $0.0001 per share, of Clover Health (“Class B Common Stock”), which will be entitled to 10 votes per share), an amount in cash, shares of Class B Common Stock, or a combination thereof, as adjusted in accordance with the Merger Agreement, which equaled in the aggregate $499,751,045 in cash and 260,965,701 shares of Class B Common Stock (at a deemed value of $10.00 per share); (ii) shares of Clover held by entities controlled by Vivek Garipalli and the holders of the convertible securities immediately prior to the effective time of the First Merger were cancelled in exchange for the right to receive shares of Clover Health Class B Common Stock based on an Exchange Ratio (as defined in the Merger Agreement) of 2.0681; and (iii) all shares of Clover Common Stock reserved in respect of Clover stock options and restricted stock units (“RSUs”) outstanding as of immediately prior to the effective time of the First Merger, were converted, based on the Exchange Ratio, into awards based on shares of Clover Health Class B Common Stock. The consideration that a Clover stockholder received was subject to pro rata adjustment depending on the election made by such stockholder, if any, in accordance with the terms of the Merger Agreement. The pro rata adjustments were made based on an Actual Cash/Stock Ratio (as defined in the Merger Agreement) of 32.3%.
In connection with the consummation of the Transactions (the “Closing”), (i) each issued and outstanding Class A ordinary share, par value $0.0001 per share, of SCH (“SCH Class A ordinary shares”) converted automatically, on a one-for-one
basis, into a share of Class A Common Stock, par value $0.0001 per share, of Clover Health (the “Class A Common Stock”, and together with the Class B Common Stock, the “Common Stock”), which will be entitled to one vote per share, (ii) each of the issued and outstanding Class B ordinary shares, par value $0.0001 per share, of SCH, converted automatically, on a one-for-one
basis, into a share of Class A Common Stock, (iii) each issued and outstanding warrant of SCH converted automatically into a warrant to acquire one share
of Class A Common Stock (“Warrant”), pursuant to the Warrant Agreement, dated April 21, 2020, between SCH and Continental Stock Transfer & Trust Company, as warrant agent, and (iv) each issued and outstanding unit of SCH (“SCH unit”) that has not been previously separated into the underlying Class A Ordinary Share and underlying warrant of SCH upon the request of the holder thereof, was cancelled and the holder thereof is entitled to one share of Class A Common Stock and one-third
of one Warrant.
Pursuant to the subscription agreements (the “Subscription Agreements”) entered into on October 5, 2020, by and among SCH and certain investors (collectively, the “PIPE Investors”), Clover Health issued and sold to the PIPE Investors (substantially concurrently with the consummation of the Mergers) an aggregate of 40,000,000 shares of Class A Common Stock for an aggregate purchase price equal to $400 million (the “PIPE Investment”), of which 15,200,000 shares were purchased by affiliates of SCH Sponsor III LLC (the “Sponsor”, and collectively, the “Sponsor Related PIPE Investors”).
The Transactions and PIPE Investment were approved by the Company’s shareholders at an extraordinary general meeting of the Company’s shareholders held on January 6, 2021 (the “Special Meeting”). Prior to and in connection with the Special Meeting, holders of 24,892 shares of SCH Class A ordinary shares (including those that underlie the SCH units) that were registered pursuant to the Registration Statements on Form
S-1
(333-236776
and
333-237777)
and the shares of Class A Common Stock issued as a matter of law upon the conversion thereof on the effective date of the Domestication (the “Public Shares”) exercised their right to redeem those shares for cash at a price of $10.00141613 per share, for an aggregate of $248,955. The per share redemption price of $10.00141613 for public shareholders electing redemption was paid out of the Company’s Trust Account (as defined below), which after taking into account the redemptions, had a balance immediately prior to the Closing of $827,868,300, which cash balance was used to pay the $499,751,045 cash component of the merger consideration.
Immediately after giving effect to the Transactions and the PIPE Investment, there were 143,475,108 shares of Class A Common Stock, 260,965,701 shares of Class B Common Stock and 38,533,271 Warrants outstanding
.
Business Prior to the Business Combination
All activity through December 31, 2020 related to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, and activities in connection with the proposed acquisition of Clover.
The registration statements for the Company’s Initial Public Offering became effective on April 21, 2020. On April 24, 2020, the Company consummated the Initial Public Offering of 82,800,000 units (the “Units” and, with respect to the shares of Class A ordinary shares included in the Units sold, the “Public Shares”), which included the full exercise by the underwriters of the over-allotment option to purchase an additional 10,800,000 Units, at $10.00 per Unit, generating gross proceeds of $828,000,000, which is described in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of
10,933,333
warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to the Sponsor, generating gross proceeds of $16,400,000, which is described in Note 4.
Transaction costs amounted to $44,156,346 consisting of $14,400,000 of underwriting fees, $28,980,000 of deferred underwriting fees and $776,346 of other offering costs.
Following the closing of the Initial Public Offering on April 24, 2020, an amount of $828,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of
Rule 2a-7
of the Investment Company Act, as determined by the Company, until the Closing.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and results of its operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.